Other assets and prepaid expenses (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other assets and prepaid expenses
Other assets and prepaid expenses	€ 7,407	€ 3,534
Prepayment for reservation of manufacturing capacity	2,100	2,900
Prepayment for manufacturing activities	1,700	0
Prepayment for Directors and Officers' liability insurance premium	€ 1,600	€ 0